Commitments and Contingencies (Tables)	12 Months Ended
Sep. 26, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Obligations	At September 26, 2014, such obligations were as follows:

Fiscal 2015	$93.8
Fiscal 2016	63.1
Fiscal 2017	60.2
Fiscal 2018	60.2
Fiscal 2019	3.9

Schedule of Asset Retirement Obligations
The following table provides a summary of the changes in the Company's asset retirement obligations for fiscal 2014 and 2013:

	2014	2013
Balance at beginning of period	$50.6	$46.4
Additions and adjustments	(11.6)	0.4
Accretion expense	3.2	2.9
Payments	—	(0.2)
Currency translation	(1.4)	1.1
Balance at end of period	$40.8	$50.6

Schedule of Minimum Lease Payments for Non-cancelable Leases
The following is a schedule of minimum lease payments for non-cancelable leases as of September 26, 2014:

	Operating Leases	Capital Leases
Fiscal 2015	$21.5	$1.4
Fiscal 2016	16.6	0.4
Fiscal 2017	13.9	—
Fiscal 2018	9.8	—
Fiscal 2019	8.2	—
Thereafter	25.0	—
Total minimum lease payments	$95.0	1.8
Less: interest portion of payments		—
Present value of minimum lease payments		$1.8